                _____________________________________________

                          PLAN INVESTMENT FUND, INC.


                                ANNUAL REPORT
                              DECEMBER 31, 1997



























                            ADMINISTRATOR:
                            __________________________

                            Health Plans
                            ==========================

                            Capital Services Corp


                            225 N. Michigan Chicago, IL  60601 (312) 297-6372

                   [PLAN INVESTMENT FUND, INC. LETTERHEAD]










                                        February 10, 1998


     Fellow Investors:

     On behalf of the Board of Trustees, I am pleased to submit the 1997 Annual Report for Plan Investment Fund, Inc. The reduced profitability and cash flow at many of our Blue Cross Blue Shield customers finally caught up with the fund in 1997 as average assets declined for the first time in four years.

     At the beginning of the year, the consensus thinking was 1997 would be a good year for the bond markets, tempered by concerns that inflation would become a problem and the economy would begin to slow down. However, 1997 turned out to be a very good year for the economy as well as the markets. The accompanying reports from the advisors provide an excellent commentary on 1997 activity.

     Average asset levels of Plan Investment Fund totaled $766 million in 1997, $70 million lower than in 1996. The Government/REPO Portfolio enjoyed a near doubling of average assets to $197 million. Its one business day maturity policy allowed it to quickly reflect changing interest rates. The Short-Term Portfolio's guidelines were changed during 1997 to extend its neutral duration position to nine months from six months. The Short-Term Portfolio should be considered for potential additional income opportunities for your short-term assets. As indicated in the accompanying table of comparative returns, each of the Portfolios continued to provide competitive returns while maintaining their high quality guidelines.

     This past year was a positive one as the Plan Investment Fund Portfolios were well managed and continued to deliver strong results consistent with their objectives. We look forward to 1998 and the opportunity to continue providing these high quality, low cost investment vehicles to the members of the Blue Cross Blue Shield system of independent Plans.

                                        Sincerely,

                                        Philip A. Goss

                                        Philip A. Goss
                                        President and Chief Executive Officer

--------------------------------------------------------------------------------
               COMPARATIVE PERFORMANCE ANNUALIZED TOTAL RETURN
--------------------------------------------------------------------------------


Periods Ended                               Three           One           Five        Ten            From
December 31, 1997                           Months          Year          Years       Years       Inception
-----------------                           ------          ----          -----       -----       ---------
GOVERNMENT/REPO PORTFOLIO                     5.6%         5.57%             -           -          5.61%
Donoghues Inst. Money Market Avg.            5.37%         5.29%             -           -          5.32%
Repurchase Agreements                        5.65%         5.55%             -           -          5.59%

MONEY MARKET PORTFOLIO                       5.59%         5.51%           4.82%       5.92%        5.98%
Donoghues Inst. Money Market Avg.            5.37%         5.29%           4.60%       5.71%        5.78%
Repurchase Agreements                        5.65%         5.55%           4.84%       5.86%        5.90%

SHORT-TERM PORTFOLIO                         5.71%         5.85%           4.68%       6.27%        6.13%
6 Month Treasury Bill                        5.42%         5.44%           4.88%       5.84%        5.87%
1-3 Year Treasury Note                       6.83%         6.66%           5.67%       7.30%        7.16%


*Inception dates:
-----------------
6/01/95 - Government/REPO Portfolio;3/11/87 - Money Market and Short-Term Portfolios


--------------------------------------------------------------------------------
                          PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------



                                                                           Closing      Closing
                                            Average         Closing        Average      Average
Portfolio/Month                              Yield           Price        Maturity      Quality
---------------                             -------         -------       --------      -------

GOVERNMENT/REPO
 October                                     5.48%           $1.00          3 Days         A1+
 November                                    5.54%           $1.00          1 Day          A1+
 December                                    5.55%           $1.00          2 Days         A1+

MONEY MARKET
 October                                     5.44%           $1.00         48 Days         A1+
 November                                    5.46%           $1.00         58 Days         A1+
 December                                    5.45%           $1.00         55 Days         A1+

SHORT-TERM
 October                                     5.55%            9.97       10.4 Mos.        AA+
 November                                    5.57%            9.96       11.7 Mos.        AA+
 December                                    5.60%            9.97       11.0 Mos.        AA+

--------------------------------------------------------------------------------
REPORT FROM THE MONEY MARKET AND GOVERNMENT/REPO PORTFOLIO ADVISOR
--------------------------------------------------------------------------------

The past year surprised many market participants as the stock market again racked up double digit gains, the bond market saw long-term interest rates fall to near record lows and money market fund assets grew by 20% to over $1 trillion. As the year began, these robust results were not high on everyone's list of expectations. The nation's economy was expanding at a strong 4% pace and higher prices for goods and services were widely anticipated. The Federal Reserve seemed biased towards tightening monetary policy in what they implied would be a preemptive move against future inflationary pressures. A small move early in 1997, they argued, would prevent even higher borrowing costs down the road. On March 25th, the Fed raised short-term rates by 25 basis points to 5.50% and with the benefit of 20/20 hindsight, their action clearly achieved the desired results. The economy slowed slightly to a 3.1% pace in the third quarter while inflation fell to its lowest level in a decade. Wholesale prices, in fact, actually declined 1.2% in 1997, while consumer prices were up approximately 1.8%. As the year came to an end, the financial crisis among the Asian economies became a significant influence of global economic health and the direction of interest rates. U.S. fixed income securities did well, as a flight to quality and safety unfolded. By the first week of January 1998, the 30-year Treasury bond fell to a record low of 5.70%. Sentiment towards monetary policy also shifted, given Mr. Greenspan's comments about deflation, and some Fed watchers even began to talk about the possibility of an easing of monetary policy.

The positive slope of the yield curve, particularly in the early part of the year, biased the Money Market Portfolio towards a moderately extended average weighted maturity in the 50-60 day range. As the curve flattened in the latter part of the year, the Portfolio shortened its investments, while also looking for opportunity in variable rate obligations, where reset formulas based on the federal funds rate and LIBOR offered competitive yields. The shorter positioning was also influenced by the decline in assets, to $414 million, at year-end. The portfolio's total return for the year was 5.51% versus 5.29% for the IBC Total Institutions-Only category.

The Government/REPO Portfolio adhered to its strategy of investing substantially all of its assets in overnight investments. The Portfolio accepted only U.S. Treasury obligations as collateral on its repurchase agreements, and repo counterparties were scrutinized for their creditworthiness. With the competitive rates on overnight investments for most of 1997, the Portfolio produced a total return of 5.57%.

As we look ahead, it seems likely that the equilibrium between moderate economic growth and low inflation will keep short-term interest rates near their current 5.50% level well into the new year. The wild card will continue to be Asia. If their financial problems worsen or spread, we could see lower
short-term interest rates by mid-year.   On the other hand, if those economies
stabilize, our own strong economic growth could lead to a modest uptick in rates. In either case, we think the magnitude of any change should be small.


Thomas H. Nevin, President and Chief Investment Officer
PNC Institutional Management Corporation

--------------------------------------------------------------------------------
REPORT FROM THE SHORT-TERM PORTFOLIO ADVISOR
--------------------------------------------------------------------------------

Neuberger & Berman was prepared for a rewarding Fixed Income market in 1997. However, a powerful bull market drove yields below 6% across the yield curve which pleasantly exceeded our expectations. By the final quarter of the year, the shape of the yield curve had changed dramatically exemplified by the difference in yields of two versus thirty-year Treasuries. This difference narrowed by approximately one half percent as reduced inflation fears encouraged buying of long dated securities. During the final quarter of 1997, the yield curve continued to flatten and actually ended with money market rates exceeding those of five-year Treasuries.

An embarrassment of riches on the fiscal front found the Federal Government's budget in the best shape in a generation, leading to a virtual balanced budget as we enter 1998. This fiscal responsibility reduced borrowing by the U.S. Treasury and resulted in higher prices for outstanding Treasury issues. Thus, our Treasury holdings became attractive sell candidates as we aggressively took profits and bought bank deposits, agency discount notes and corporate issues. We increased the yield on our commercial paper purchases as year-end pressures and the Asian crisis forced market yields higher. The widening of corporate spreads allowed the Portfolio to pick up additional yield by increasing the allocation in the corporate sector. Neuberger & Berman's credit research capabilities provided added value by identifying corporate securities which provide good returns and good quality. In a very competitive market, this research allows the Portfolio manager to act quickly and take advantage of opportunities.

At the close of the year, our allocation to money market securities was focused on those maturing six months and longer, with the balance of the Portfolio invested in two to three year issues. We ended the year with a portfolio duration of approximately 9 months. Good sector and security decisions combined with well-timed movements of the Portfolio's duration helped to keep the returns of the Portfolio competitive throughout the year. Equally as important to delivering good returns was our decision to avoid credits which were widely perceived to be high quality but in fact were junk bonds. Our credit staff evaluates and monitors all issues purchased, and the rating services are then used as a reference. We are pleased to report our conservative staff outscored the rating services in disagreements over credit quality.

We enter 1998 with a continuing level of optimism. Inflation seems under control, the Federal deficit continues to shrink and investors, alarmed by developments in Asia, have a new found fondness for fixed income securities. While it is unlikely that the powerful returns of 1997 will be repeated, we anticipate another rewarding year.

Martin McKerrow
Co-Director, Fixed Income Group
Neuberger & Berman


                                   [GRAPH]

                           STATEMENT OF NET ASSETS

                            GOVERNMENT/REPO PORTFOLIO

                                December 31, 1997


                                                            PERCENTAGE
                                                                OF            PAR
                                                             NET ASSETS      (000)          VALUE
                                                             ----------      -----          -----
------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS                                71.2%
------------------------------------------------------------------------------------------------------

   Federal Home Loan Bank
       Discount Note
          5.75% (1/02/98)                                                    $142,000    $141,977,319
          (Cost $141,977,319)
------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                        29.3%
------------------------------------------------------------------------------------------------------
   HSBC Securities, Inc.
       5.50% (1/02/98)
       (Collateralized by $7,372,000 U.S.
       Treasury Bond, 9.25%; due 2/15/16;                                      10,000      10,000,000
       market value $10,201,005)

   Lehman Government Securities, Inc.
        5.90% (1/02/98)
        (Collateralized by $9,695,000 U.S.
        Treasury Note, 7.125%; due 2/29/00;                                    10,000      10,000,000
        market value $10,196,139)

   Merrill Lynch, Pierce, Fenner & Smith Inc.
        6.25% (1/02/98)
        (Collateralized by $14,145,000 Federal
        National Mortgage Association Medium Term
        Notes, 5.90%-5.92%; due 10/08/02-10/08/03;
        market value $10,301,507)                                              10,000      10,000,000

   Morgan Stanley & Co., Inc.
        6.70% (1/02/98)
        (Collateralized by $6,742,000 U.S.
        Treasury Bond, 10.375%; due 11/15/09;
        market value $8,507,885)                                                8,300       8,300,000


                             STATEMENT OF NET ASSETS

                            GOVERNMENT/REPO PORTFOLIO



                                                                        PERCENTAGE
                                                                            OF          PAR
                                                                        NET ASSETS     (000)           VALUE
                                                                        ----------     -----           -----

   Swiss Bank Corp.
        4.75% (1/02/98)
        (Collateralized by $17,791,000 U.S.
        Treasury Bonds and Notes, 5.75%-8.75%;
        due 8/15/03-11/15/08;
        market value $20,406,898)                                                     $20,000    $   20,000,000
                                                                                                  -------------

        TOTAL REPURCHASE AGREEMENTS                                                                  58,300,000
        (Cost $58,300,000)

TOTAL INVESTMENTS IN SECURITIES...........                               100.5%                     200,277,319
        (Cost $200,277,319*)

LIABILITIES IN EXCESS OF OTHER ASSETS                                     (0.5%)                     (1,039,381)
                                                                       -------                   --------------

NET ASSETS (Applicable to 199,237,938
PCs outstanding)                                                         100.0%                  $  199,237,938
                                                                        ======                   ==============

NET ASSET VALUE, offering and
redemption price per PC
($199,237,938/199,237,938 PCs)                                                                            $1.00
                                                                                                           ====


* Aggregate cost for Federal tax purposes.


                 See accompanying notes to financial Statements.

                            STATEMENT OF NET ASSETS

                            MONEY MARKET PORTFOLIO

                               December 31, 1997



                                                                        PERCENTAGE
                                                                           OF            PAR
                                                                        NET ASSETS      (000)         VALUE
                                                                        ----------      -----         -----
------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER .............................................            73.8%
------------------------------------------------------------------------------------------------------------------

DRUGS AND COSMETICS ..........................................             4.8%
   Warner Lambert Co. ........................................
        5.49% (3/17/98) ......................................                          $20,000       $19,771,250
                                                                                                      -----------

FINANCE LESSORS ..............................................             6.0%
   General Electric Capital Corp. ............................
        5.57% (1/20/98) ......................................                           10,000         9,970,603
   IBM Credit Corp. ..........................................
        5.54% (2/10/98) ......................................                           15,000        14,907,667
                                                                                                      -----------
                                                                                                       24,878,270
                                                                                                      -----------
HOUSEHOLD AUDIO & VIDEO EQUIPMENT                                          4.8%
   Panasonic Finance, Inc.
        5.54% (2/05/98) ......................................                           20,000        19,892,278
                                                                                                      -----------

LIFE INSURANCE ...............................................             4.5%
   Metlife Funding, Inc. .....................................
        5.63% (3/03/98) ......................................                           19,000        18,818,745
                                                                                                      -----------

MISCELLANEOUS BUSINESS CREDIT ................................             4.0%
   National Rural Utilities Cooperative Finance Corp. ........
        5.65% (3/12/98) ......................................                           16,750        16,565,983
                                                                                                      -----------

MOTOR VEHICLES & CAR BODIES ..................................             6.4%
   Daimler-Benz North America Corp. ..........................
        5.50%-5.55% (2/25/98-3/26/98) ........................                           27,000        26,695,822
                                                                                                      -----------

PERSONAL CREDIT INSTITUTIONS .................................             4.8%
   Associates Corp. of North America
        5.53% (1/29/98) ......................................                           20,000        19,913,978
                                                                                                      -----------

PIPE LINES ...................................................             5.4%
   Colonial Pipeline Co. .....................................
        5.55%-5.66% (4/06/98-6/04/98) ........................                           23,000        22,513,669
                                                                                                      -----------

                           STATEMENT OF NET ASSETS

                            MONEY MARKET PORTFOLIO



                                                    PERCENTAGE
                                                       OF              PAR
                                                   NET ASSETS         (000)         VALUE
                                                   ----------         -----         -----
PRIMARY SMELTING & REFINING ...............           4.1%
   RTZ America, Inc. ......................                         $17,000      $16,916,587
        5.52% (2/02/98) ...................                                      -----------

SECURITY BROKERS & DEALERS ................           4.7%
   Goldman Sachs Group L.P. ...............
        5.68%-5.70% (4/15/98-5/14/98) .....                          20,000       19,648,575
                                                                                 -----------

SERVICES - HEALTH SERVICES ................           1.6%
   Kaiser Foundation Hospitals
        5.60% (6/04/98) ...................                           6,500        6,344,289
                                                                                 -----------

SHORT-TERM BUSINESS CREDIT ................          17.9%
   Block Financial Corp. ..................
        5.55% (1/15/98) ...................                          20,000       19,956,833
   C.I.T. Group Holdings, Inc. ............
        5.58% (4/14/98) ...................                          20,000       19,680,700
   Caterpiller Financial Services Corp. ...
        5.50% (2/04/98) ...................                          10,000        9,948,056
   Corporate Asset Funding, Inc. ..........
        5.54% (4/09/98) ...................                          15,000       14,773,783
   Corporate Receivables Corp. ............
        5.73% (3/24/98) ...................                          10,000        9,869,482
                                                                                 -----------
                                                                                  74,228,854
SOAPS & DETERGENTS CLEANING ...............           4.8%                       -----------
   Proctor & Gamble Co. ...................
        5.55% (3/30/98) ...................                          20,000       19,728,667
                                                                                 -----------

        TOTAL COMMERCIAL PAPER ............                                      305,916,967
        (Cost $305,916,967)                                                      -----------

--------------------------------------------------------------------------------------------
VARIABLE RATE OBLIGATIONS                            15.2%
--------------------------------------------------------------------------------------------

BANKS .....................................           9.2%
   Bank of America National Trust & Savings
        6.10% (1/02/98) ...................                          20,000       19,992,337
   CoreStates Bank, N.A ...................
        5.94% (1/29/98) ...................                          18,000       18,000,000
                                                                                  ----------
                                                                                  37,992,337
                                                                                  ----------

                           STATEMENT OF NET ASSETS

                            MONEY MARKET PORTFOLIO




                                                                          PERCENTAGE
                                                                             OF                      PAR
                                                                          NET ASSETS                (000)               VALUE
                                                                          ----------                -----               -----
SECURITY BROKERS & DEALERS....................                                6.0%
   Bear Stearns Company, Inc.
        5.72% (2/05/98)                                                                           $25,000           $25,000,000
                                                                                                                     ----------

        TOTAL VARIABLE RATE OBLIGATIONS                                                                              62,992,337
        (Cost $62,992,337)                                                                                           ----------

------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                                        11.5%
------------------------------------------------------------------------------------------------------------------------------------

   Morgan Stanley & Co.
        6.70% (1/02/98)
        (Collateralized by $32,890,000 U.S.
        Treasury Note, 6.00%; due 9/30/98;
        market value $33,472,279)                                                                  32,800            32,800,000

   Swiss Bank Corp.
        4.00% (1/02/98)
        (Collateralized by $13,346,000 U.S.
        Treasury Bonds and Notes, 6.75%-8.75%;
        due 4/30/00-11/15/08;
        market value $15,308,915)                                                                  15,000            15,000,000
                                                                                                                     ----------

        TOTAL REPURCHASE AGREEMENTS                                                                                  47,800,000
        (Cost $47,800,000)

TOTAL INVESTMENTS IN SECURITIES............                                 100.5%                                  416,709,304
        (Cost $416,709,304*)

LIABILITIES IN EXCESS OF OTHER ASSETS                                        (0.5%)                                (  2,084,074)
                                                                           -------                                 ------------

NET ASSETS (Applicable to 414,625,230
PCs outstanding)                                                            100.0%                                 $414,625,230
                                                                           ======                                  ============

NET ASSET VALUE, offering and
redemption price per PC
($414,625,230/414,625,230 PCs)                                                                                            $1.00
                                                                                                                          =====


* Aggregate cost for Federal tax purposes.

                See accompanying notes to financial statements.

                           STATEMENT OF NET ASSETS
                             SHORT-TERM PORTFOLIO
                              December 31, 1997

                                                         PERCENTAGE
                                                             OF               PAR
                                                         NET ASSETS          (000)       VALUE
                                                         ----------          -----       -----

------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                  12.4%
------------------------------------------------------------------------------------------------

   U.S. Treasury Notes
        6.00%-6.375% (5/15/99-8/15/00)                                     $5,700     $5,749,274
                                                                                      ----------
        (Cost $5,701,460)
------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS                              19.5%
------------------------------------------------------------------------------------------------
   Federal National Mortgage Association
      Discount Note
      5.55% (6/03/98)                                                       1,050      1,024,909
                                                                                      ----------
   Federal Home Loan Mortgage Corp.
      Collateralized Mortgage Obligations
      5.95% (6/19/98)                                                       5,500      5,505,830
      Gold Balloon
      6.50% (12/01/02)                                                      2,500      2,516,400
                                                                                      ----------
                                                                                       8,022,230
                                                                                      ----------
        TOTAL GOVERNMENT AGENCY OBLIGATIONS                                            9,047,139
        (Cost $9,037,177)                                                             ----------
------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES                                     4.0%
------------------------------------------------------------------------------------------------

Ford Motor Credit Trust 95-A
        5.90% (5/31/98)                                                       196        196,270
Honda Auto Receivables Grantor Trust 1997-A
        5.85% (11/30/98)                                                    1,180      1,175,989
Premier Auto Trust 95-2A5
        7.15% (1/15/98)                                                       465        465,193
                                                                                      ----------

        TOTAL ASSET BACKED SECURITIES                                                  1,837,452
        (Cost $1,843,198)                                                             ----------
------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT                                     5.4%
------------------------------------------------------------------------------------------------
Wachovia Bank N.C
        6.15% (5/06/98)                                                     2,500      2,500,300
                                                                                      ----------
        (Cost $2,499,826)


                             STATEMENT OF NET ASSETS

                              SHORT-TERM PORTFOLIO


                                               PERCENTAGE
                                                   OF            PAR
                                               NET ASSETS       (000)        VALUE
                                               ----------       -----        -----

--------------------------------------------------------------------------------------
COMMERCIAL PAPER                                 25.1%
--------------------------------------------------------------------------------------

CHEMICALS                                         4.2%
   Dupont (E.I.) DeNemours & Co.
        5.48%-5.50% (3/06/98-3/26/98)                         1,970         $1,947,128
                                                                            ----------
DRUGS AND HEALTH CARE                             2.3%
  Abbot Labs
        5.80% (1/07/98)                                       1,070          1,068,966
                                                                            ----------
ENTERTAINMENT                                     3.4%
  Walt Disney Company, Inc.
        5.46%-5.70% (1/06/98-3/10/98)                         1,590          1,584,811
                                                                            ----------
FINANCIAL SERVICES                                8.5%
  Ciesco
        5.90% (1/05/98)                                         485            484,682
  Cargill Inc.
        5.47% (1/21/98)                                       1,000            996,812
  Goldman Sachs & Co.
        5.65% (5/11/98)                                       1,315          1,287,758
  Prudential Funding Corp.
        5.52% (3/23/98)                                       1,180          1,164,982
                                                                            ----------
                                                                             3,934,234
TELECOMMUNICATIONS                                6.7%                      ----------
  AT&T Co.
        5.46% (3/09/98)                                       2,000          1,979,070
  Bell Atlantic Corp.
        6.12% (1/05/98)                                       1,130          1,129,232
                                                                            ----------
                                                                             3,108,302
                                                                            ----------
        TOTAL COMMERCIAL PAPER                                              11,643,441
        (Cost $11,645,692)                                                  ==========
--------------------------------------------------------------------------------------
FIXED RATE OBLIGATIONS                           33.3%
--------------------------------------------------------------------------------------
AUTOMOBILES                                       2.2%
  General Motors Acceptance Corp.
        6.20% (12/07/98)                                      1,000          1,001,610
                                                                            ----------
BANKS                                             8.6%
  FCC National Bank Wilmington, Delaware
        6.05% (11/04/98)                                      2,000          2,002,340
  Morgan Guaranty Trust Co.
        5.93% (8/31/98)                                       2,000          1,999,580
                                                                            ----------
                                                                             4,001,920
                                                                            ==========

                             STATEMENT OF NET ASSETS

                              SHORT-TERM PORTFOLIO




                                                     PERCENTAGE
                                                         OF                PAR
                                                      NET ASSETS          (000)           VALUE
                                                      ----------          -----           -----
FINANCIAL SERVICES                                      2.2%
  Aristar Inc.
        6.125% (12/01/00)                                                 $1,000      $   999,000
                                                                                      -----------
OFFICE EQUIPMENT                                        3.7%
  IBM Credit Corp.
        5.93% (3/18/98)                                                     1,700       1,700,204
                                                                                      -----------
PERSONAL CREDIT INSTITUTIONS                            3.2%
  Associates Corp. North America
        6.375% (6/15/00)                                                    1,500       1,507,980
                                                                                      -----------
SECURITY BROKERS & DEALERS                              8.6%
  Dean Witter Discover & Co.
        6.00% (3/01/98)                                                     2,000       2,000,760
  Merrill Lynch & Co.
        6.64% (4/09/99)                                                     2,000       2,013,240
                                                                                      -----------
                                                                                        4,014,000
                                                                                      -----------
SERVICES-EQUIPMENT LEASING                              4.8%
  International Lease Finance Corp.
        5.37% (2/02/98)                                                     2,250       2,249,258
                                                                                      -----------

        TOTAL FIXED RATE OBLIGATIONS                                                   15,473,972
        (Cost $15,460,491)                                                            ------------

TOTAL INVESTMENTS IN SECURITIES..................      99.7%                           46,251,578
        (Cost $46,187,844*)

OTHER ASSETS IN EXCESS OF LIABILITIES............       0.3%                              153,347
                                                      -----                           -----------

NET ASSETS (Applicable to 4,655,328
PCs outstanding)                                      100.0%                          $46,404,925
                                                      =====                           ===========

NET ASSET VALUE, offering and redemption
price per PC ($46,404,925/4,655,328 PCs)                                            $      9.97
                                                                                      ===========


*  Aggregate cost for Federal tax purposes.
   The aggregate gross unrealized appreciation or depreciation for all securities is as follows: excess of value over tax cost
   $78,660; excess of tax cost over value
   $14,926.

               See accompanying notes to financial statements.

                           STATEMENTS OF OPERATIONS

                         YEAR ENDED DECEMBER 31, 1997



                                                                 GOVERNMENT/REPO          MONEY MARKET         SHORT-TERM
                                                                    PORTFOLIO               PORTFOLIO          PORTFOLIO
                                                                   -----------             -----------        ----------

INTEREST INCOME                                                    $10,933,774             $29,071,247        $3,011,975
                                                                   -----------             -----------        ----------

EXPENSES
     Investment advisory fee                                           394,189                890,037            153,316
     Administration fee                                                 98,757                258,282             26,098
     Custodian                                                          29,586                 53,837              9,343
     Transfer agent                                                      6,656                 23,457              1,695
     Legal                                                               7,704                 20,201              2,061
     Audit                                                               9,383                 24,617              2,503
     Trustee expenses                                                    3,401                  9,405                988
     Insurance                                                           9,934                 26,005              2,645
     Printing                                                            1,787                  4,611                470
     Professional services                                               7,532                  5,716                282
     Service Agent                                                           0                      0            100,000
     Miscellaneous                                                         407                  1,009                100
     Fees waived                                                      (371,799)               (13,077)          (142,912)
                                                                   -----------             -----------        ----------
                 Total expenses                                        197,537              1,304,100            156,589
                                                                   -----------             -----------        ----------

NET INVESTMENT INCOME                                               10,736,237             27,767,147          2,855,386

NET REALIZED GAIN (LOSS) ON SECURITIES SOLD                                  0                  2,417           ( 40,211)
UNREALIZED APPRECIATION OF SECURITIES                                        0                      0            116,061
                                                                   -----------            -----------         ----------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                  $10,736,237            $27,769,564         $2,931,236
                                                                   ===========            ===========         ==========

                See accompanying notes to financial statements.

                     STATEMENTS OF CHANGES IN NET ASSETS

                          GOVERNMENT/REPO PORTFOLIO




                                                                                      YEAR ENDED                 YEAR ENDED
                                                                                   DECEMBER 31, 1997          DECEMBER 31, 1996
                                                                                  ------------------         -------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

     Net investment income                                                       $  10,736,237                 $   5,579,782
     Net realized gain (loss) on securities sold                                             0                             0
                                                                                 -------------                 -------------
         Net increase in net assets
              resulting from operations                                             10,736,237                     5,579,782
                                                                                 -------------                 -------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

     From net investment income $.054
         and $.053 per PC                                                          (10,736,237)                   (5,579,782)
                                                                                 -------------                 -------------

CAPITAL TRANSACTIONS:

     Proceeds from sale of 2,398,408,529                                         2,398,408,529                 1,417,722,752
         and 1,417,722,752 PCs

     Value of 2,783,503 and 1,568,583 PCs                                            2,783,503                     1,568,583
         issued in reinvestment of dividends

     Cost of 2,358,336,068 and 1,381,988,959
         PCs repurchased                                                        (2,358,336,068)               (1,381,988,959)
                                                                                --------------                --------------

     Increase (decrease) in net assets derived
         from capital transactions                                                  42,855,964                    37,302,376
                                                                                  -------------               --------------

     Total increase (decrease) in net assets                                        42,855,964                    37,302,376

NET ASSETS:

     Beginning of period                                                           156,381,974                   119,079,598
                                                                                  ------------                   -----------

     End of period                                                                $199,237,938                  $156,381,974
                                                                                  ============                  ============


                See accompanying notes to financial statements.

                     STATEMENTS OF CHANGES IN NET ASSETS

                            MONEY MARKET PORTFOLIO


                                                                    YEAR ENDED                  YEAR ENDED
                                                                DECEMBER 31, 1997            DECEMBER 31, 1996
                                                            ------------------------         -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

     Net investment income                                       $   27,767,147                 $  34,545,603
     Net realized gain (loss) on securities sold                          2,417                        (1,915)
                                                                  -------------               ---------------
         Net increase in net assets
              resulting from operations                              27,769,564                    34,543,688
                                                                 --------------                --------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

     From net investment income $.054
         and $.052 per PC                                           (27,767,147)                  (34,545,603)

     Net capital gains                                                     (502)                            0
                                                                 --------------                --------------


     Total distributions                                            (27,767,649)                  (34,545,603)
                                                                 --------------                --------------

CAPITAL TRANSACTIONS:

     Proceeds from sale of 4,217,170,475
         and 6,250,634,449                                        4,217,170,475                 6,250,634,449

     Value of 19,203,139 and 18,322,446 PCs
         issued in reinvestment of dividends                         19,203,139                    18,322,446

     Cost of 4,346,622,164 and 6,329,059,211
         PCs repurchased                                         (4,346,622,164)               (6,329,059,211)
                                                                 --------------                --------------

     Increase (decrease) in net assets derived
         from capital transactions                                 (110,248,550)                  (60,102,316)

     Total increase (decrease) in net assets                       (110,246,635)                  (60,104,231)
                                                                 --------------                --------------

NET ASSETS:

     Beginning of period                                            524,871,865                   584,976,096
                                                                    -----------                  ------------

     End of period                                                 $414,625,230                  $524,871,865
                                                                   ============                  ============


                See accompanying notes to financial statements.

                     STATEMENTS OF CHANGES IN NET ASSETS

                             SHORT-TERM PORTFOLIO


                                                                           YEAR ENDED                      YEAR ENDED
                                                                       DECEMBER 31, 1997                DECEMBER 31, 1996
                                                                       -----------------                -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

     Net investment income                                             $  2,855,386                     $  3,849,874
     Net realized gain (loss) on securities sold                            (40,211)                        (114,232)
     Unrealized appreciation (depreciation)
        of securities                                                       116,061                         (323,685)
                                                                       ------------                     ------------
           Net increase in net assets
               resulting from operations                                  2,931,236                        3,411,957
                                                                       ------------                     ------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

     From net investment income $.547
         and $.542 per PC                                                (2,855,386)                      (3,849,874)
                                                                       ------------                     ------------
CAPITAL TRANSACTIONS:
Proceeds from the sale of 924,097
         and 3,710,897 PCs                                                9,215,049                       37,000,000

     Value of 233,412 and 259,814 PCs
         issued in reinvestment of dividends                              2,322,245                        2,587,864

     Cost of 3,533,885 and 3,330,380
         PCs repurchased                                                (35,148,367)                     (33,132,139)
                                                                       ------------                     ------------

     Increase (decrease) in net assets derived
         from capital transactions                                      (23,611,073)                       6,455,725
                                                                       ------------                     ------------

     Total increase (decrease) in net assets                            (23,535,223)                       6,017,808

NET ASSETS:

     Beginning of period                                                 69,940,148                       63,922,340
                                                                       ------------                     ------------
     End of period                                                     $ 46,404,925                     $ 69,940,148
                                                                       ============                     ============



               See accompanying notes to financial statements.

                             FINANCIAL HIGHLIGHTS

                          GOVERNMENT/REPO PORTFOLIO

       For a Participation Certificate (PC) Outstanding Throughout the Period


                                                                 YEAR             YEAR          6/1/95(1)
                                                                ENDED             ENDED         THROUGH
                                                              12/31/97           12/31/96      12/31/95
                                                              --------           --------      ---------
Net Asset Value, Beginning of Period                           $1.00             $1.00           $1.00
                                                               -----             -----           -----

Income From Investment Operations:
Net Investment Income                                           .054              .053            .034
Net Realized Gain (Loss) on Investments                            0                 0               0
                                                                -----            -----           -----

Total From Investment Operations                                .054              .053            .034
                                                                -----            -----           -----
Less Distributions:
Dividends to PC holders from
   Net Investment Income                                       (.054)            (.053)          (.034)
Distributions to PC holders from
   Net Capital Gains                                               0                 0               0
                                                               -----            -----           ------

Total Distributions                                            (.054)            (.053)          (.034)
                                                               -----             -----           -----

Net Asset Value, End of Period                                 $1.00             $1.00           $1.00
                                                               =====              ====            ====

Total Return                                                    5.57%             5.42%           5.99% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (000)                             $199,238          $156,382        $119,080
Ratio of Expenses to Average
   Net Assets(2)                                                 .10%              .10%            .10% (3)
Ratio of Net Investment Income
   to Average Net Assets                                        5.44%             5.29%           5.78% (3)

(1)     From June 1, 1995 commencement of operations
(2) Without the waiver of a portion of advisory and administration fees (see Note C), the ratio of expenses to average daily net assets would have been .29%, .29% and .30% for the fiscal periods ended December 31, 1997, 1996 and 1995, respectively.
(3)     Annualized

               See accompanying notes to financial statements.

                             FINANCIAL HIGHLIGHTS

                            MONEY MARKET PORTFOLIO

    For a Participation Certificate (PC) Outstanding Throughout the Period




                                                          YEAR             YEAR              YEAR            YEAR            YEAR
                                                         ENDED            ENDED             ENDED           ENDED           ENDED
                                                        12/31/97         12/31/96         12/31/95        12/31/94        12/31/93
                                                        --------         --------         --------        --------        --------
Net Asset Value, Beginning of Period                      $1.00             $1.00             $1.00           $1.00          $1.00
                                                          -----             -----             -----           -----          -----

Income From Investment Operations:
Net Investment Income                                      .054              .052              .058            .041           .030
Net Realized Gain (Loss) on Investments                       0                 0                 0               0              0
                                                          -----             -----             -----           -----          -----
Total From Investment Operations                           .054              .052              .058            .041           .030
                                                          -----             -----             -----           -----          -----

Less Distributions:
Dividends to PC holders from
   Net Investment Income                                  (.054)            (.052)            (.058)          (.041)         (.030)
Distributions to PC holders from
   Net Capital Gains                                          0                 0                 0               0              0
                                                          -----             -----             -----           -----          -----

Total Distributions                                       (.054)            (.052)            (.058)          (.041)         (.030)
                                                          -----             -----             -----           -----          -----

Net Asset Value, End of Period                            $1.00             $1.00             $1.00           $1.00          $1.00
                                                          =====             =====             =====           ======         =====

Total Return                                               5.51%             5.38%             5.97%           4.21%          3.07%

Ratios/Supplemental Data:
Net Assets, End of Period (000)                        $414,625          $524,872          $584,976        $451,367       $474,838
Ratio of Expenses to Average
   Net Assets(1)                                            .25%              .23%              .24%            .26%           .24%
Ratio of Net Investment Income
   to Average Net Assets                                   5.38%             5.24%             5.82%           4.15%          3.02%

--------------

(1) Without the waiver of a portion of advisory and administration fees (see Note C), the ratios of expenses to average daily net assets would have been .24% and .25% for the fiscal periods ended December 31, 1996 and December 31, 1995, respectively.

                See accompanying notes to financial statements.

                             FINANCIAL HIGHLIGHTS

                             SHORT-TERM PORTFOLIO

    For a Participation Certificate (PC) Outstanding Throughout the Period


                                                        YEAR            YEAR             YEAR           YEAR             YEAR
                                                       ENDED            ENDED            ENDED          ENDED            ENDED
                                                      12/31/97        12/31/96         12/31/95        12/31/94        12/31/93
                                                      --------        ---------        --------        --------        --------
Net Asset Value, Beginning of Period                    $ 9.95          $10.00           $ 9.93          $10.03         $10.05
                                                        ------          -------         -------          ------         ------

Income From Investment Operations:
Net Investment Income                                     .547            .542             .599            .440           .377
Net Realized and Unrealized
  Gain (Loss) on Investments                              .020           (.050)            .070           (.100)         (.009)
                                                       -------          -------         -------          ------         ------
Total From Investment Operations                          .567            .492             .669            .340           .368
                                                       -------          -------         -------          ------         ------
Less Distributions:
Dividends to PC holders from
   Net Investment Income                                 (.547)          (.542)           (.599)          (.440)         (.377)
Distributions to PC holders from
   Net Capital Gains                                         0               0                0               0          (.011)
                                                       -------          -------         -------          ------         ------
Total Distributions                                      (.547)          (.542)           (.599)          (.440)         (.388)
                                                       -------          -------         -------          ------         ------
Net Asset Value, End of Period                           $9.97          $ 9.95          $ 10.00          $ 9.93         $10.03
                                                       =======          =======         =======          ======         ======

Total Return                                              5.85%           5.08%           6.92%           3.46%          3.72%

Ratios/Supplemental Data:
Net Assets, End of Period (000)                        $46,405         $69,940        $63,922         $103,240       $186,808

Ratio of Expenses to Average
   Net Assets(1)                                           .30%            .30%           .30%             .30%           .30%
Ratio of Net Investment Income
   to Average Net Assets                                  5.47%           5.43%          6.00%            4.29%          3.74%
Portfolio Turnover Rate(2)                                79.2%          119.0%          64.8%            47.6%          34.1%

(1) Without the waiver of a portion of advisory, service agent and administration fees (see Note C), the ratios of expenses to average daily net assets would have been .57%, .48%, .43%, .37% and .32% for the fiscal periods ended December 31, 1997, 1996, 1995, 1994 and 1993, respectively.
(2)  Excludes security purchases with a maturity of less than one year.

                See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS

A. Plan Investment Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end regulated investment company. The Fund consists of three separate portfolios, the Government/REPO Portfolio, the Money Market Portfolio and the Short-Term Portfolio (the "Portfolio(s)"). The Fund is authorized to issue five billion Participation Certificates ("PCs"), par value $.001 per PC. The Fund presently offers three classes of PCs as follows: the Government/REPO Portfolio - one billion PCs authorized, the Money Market Portfolio - two billion PCs authorized and the Short-Term Portfolio - one billion PCs authorized.

B.   Significant accounting policies relating to the Fund are as follows:

     Security Valuation - Government/REPO Portfolio and Money Market Portfolio:
     Securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security.

     Security Valuation - Short-Term Portfolio: Securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the most recent quoted bid price provided by investment dealers. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis (unless the Board determines that such basis does not represent fair value at that time).

     Securities Transactions and Investment Income - Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

     Dividends to Participation Certificate Holders - Dividends of net investment income of the Portfolios are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. The Portfolios intend, subject to the use of offsetting capital loss carry-forwards, to distribute net realized short- and long-term capital gains, if any, once each year.

     Federal Income Taxes - No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to Participation Certificate Holders which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. At December 31, 1997 the Short-Term Portfolio had capital loss carry-forwards amounting to $871,994, $114,232 and $40,211 that expire in 2002, 2004 and 2005, respectively. These loss carry-forwards are available to offset possible future capital gains of the Short-Term Portfolio.

     Repurchase Agreements - Each Portfolio may agree to purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed upon date and price ("repurchase agreements"). Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     Estimated Maturities - The maturity of collateralized mortgage obligations and other asset backed securities may vary due to prepayments of principal. The maturity dates for these securities are estimates based on historic prepayment factors.

     Variable Rate Obligations - For variable rate obligations, the interest rate presented is as of December 31, 1997 and the maturity shown is the date of the next interest readjustment.

     Management Estimates - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

C. The Fund has entered into agreements for advisory, administrative, service agent, custodian and transfer agent services as follows:

     Government/REPO Portfolio and Money Market Portfolio - PNC Institutional Management Corporation ("PIMC"), an indirectly wholly owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as the Portfolios' investment advisor and service agent. As compensation for its services the Portfolios pay PIMC a fee, computed daily and paid monthly, at the following rate: .20% of the first $250 million, .15% of the next $250 million, .12% of the next $250 million, .10% of the next $250 million, and .08% of amounts in excess of $1 billion.

     Short-Term Portfolio - Neuberger & Berman ("N&B"), a New York limited partnership, serves as the Portfolio's investment advisor. As compensation for its services, the Portfolio pays N&B a fee, computed daily and paid monthly, at the following rate: .30% of the first $50 million, .20% of the next $50 million, .15% of the next $150 million, and .10% of amounts in excess of $250 million.

     Health Plans Capital Services Corp. ("CSC") serves as the Fund's administrator and acts generally in a supervisory capacity with respect to the Fund's overall operations and relations with holders of PCs. As compensation for its services each Portfolio pays CSC a fee, computed daily and payable monthly at an annual rate not to exceed .05% of the average daily net assets of each of the Fund's Portfolios.

     PNC Bank acts as custodian of the Fund's assets and PFPC Inc. ("PFPC"), an affiliate of PNC Bank, acts as the Fund's transfer agent and dividend disbursing agent. In addition, PIMC serves as the Short-Term Portfolio service agent. PNC Bank, PIMC and PFPC receive fees from the Fund for serving in these capacities.

     PIMC and N&B have agreed contractually to reduce their advisory fees otherwise payable to them in 1997 to the extent necessary to reduce the ordinary operating expenses of the Portfolios individually so that they do not exceed 0.30 of one percent (0.30%) of each Portfolio's average net assets for the year. Under these contractual agreements, N&B waived $85,065 of such fees payable by the Short-Term Portfolio for the period ended December 31, 1997. PIMC voluntarily waived $52,224 of service agent fees and CSC voluntarily waived $5,623 of administrator fees payable by the Short-Term Portfolio during this period. In addition, PIMC voluntarily waived $9,807 and $308,175 of advisory fees and CSC voluntarily waived $3,270 and $63,624 of administrator fees payable by the Money Market Portfolio and Government/REPO Portfolio, respectively, during this period.

D.   At December 31, 1997, net assets consisted of:

                                                                  Government/REPO           Money Market           Short-Term
                                                                     Portfolio               Portfolio             Portfolio
                                                                   ------------             ------------          -----------
        Capital paid in....................                        $199,237,938             $414,625,230          $47,367,628
        Accumulated realized gain (loss) on
          security transactions............                                   -                        -           (1,026,437)
        Net unrealized appreciation of
          investments......................                                   -                        -               63,734
                                                                   ------------             ------------          -----------
                                                                   $199,237,938             $414,625,230          $46,404,925
                                                                   ============             ============          ===========

E. Short-Term Portfolio purchases and sales of investment securities, other than short-term investments, were $32,123,939 and $21,176,425 respectively, and purchases and sales of U.S. Government securities were $25,198,709 and $20,801,702 respectively, for the period ended December 31, 1997.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Participation Certificate Holders and
Trustees of Plan Investment Fund, Inc.

We have audited the accompanying statements of net assets of the Government/REPO Portfolio, Money Market Portfolio and Short-Term Portfolio of Plan Investment Fund, Inc. (the "Fund") as of December 31, 1997 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the five years or periods then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included physical inspection and confirmation of investments held by the custodian and others as of December 31, 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Plan Investment Fund, Inc. as of December 31, 1997, the results of their operations for the year ended, the changes in their net assets for each of the two years then ended, and the financial highlights for each of the five years or periods then ended, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND LLP


2400 Eleven Penn Center
Philadelphia, PA
February 9, 1998

                          -------------------------
                          PLAN INVESTMENT FUND, INC.

                               225 N. Michigan
                              Chicago, IL 60601
                                (312) 297-6372



                                   TRUSTEES
                                   --------

        HOWARD F. BEACHAM III                   CHARLES R. LONG
        Executive Vice President                Senior Vice President
        Blue Cross and Blue Shield                Chief Financial Officer
           Of Central New York, Inc.              and Treasurer
                                                Highmark, Inc.

        PHILIP A. GOSS
        President and                           DAVID M. MURDOCH
           Chief Executive Officer              Executive Vice President
        Plan Investment Fund, Inc.              Blue Cross and Blue Shield
        Health Plans Capital                      Association
           Services Corp.

                                                M. EDWARD SELLERS
        GENE HOLCOMB                            President and
        President                                 Chief Executive Officer
        Blue Cross and Blue Shield              Blue Cross and Blue Shield
          of Tennessee-Memphis                    of South Carolina

        STEVEN L. HOOKER                        THOMAS J. WARD
        Chief Financial Officer and             President and
          Treasurer                               Chief Executive Officer
        The Regence Group                       Blue Cross of Northeastern
                                                  Pennsylvania

        RONALD F. KING
        President and                           SHERMAN M. WOLFF
          Chief Executive Officer               Senior Vice President Corporate
       Blue Cross and Blue Shield                 Resources and
          of Oklahoma                             Chief Financial Officer
                                                Health Care Service Corporation



                             INVESTMENT ADVISORS
                             -------------------

GOVERNMENT/REPO PORTFOLIO                               SHORT-TERM PORTFOLIO
AND MONEY MARKET PORTFOLIO                              Neuberger & Berman
PNC Institutional Management Corporation                New York, New York
Wilmington, Delaware

                                EDGAR Appendix

This appendix describes components of the printed version of this report that do not translate into a format acceptable to the EDGAR system.

The cover of the printed version of this report includes a logo of the administrator of Plan Investment Fund, Inc., Health Plans Capital Services Corp. The logo includes the full legal name and address of the administrator and abbreviated initials of the administrator, "CSC", enclosed in a box beneath a line bar.

A header featuring the Plan Investment Fund, Inc. logo appears at the top of pages 6, 8, 10, 12, 14, 16, 18 and 20. The logo includes the abbreviated initials of Plan Investment Fund, Inc., "PIF", enclosed in a box beneath a line bar.

A performance line chart which depicts the growth of a $10,000 investment in the Short-Term Portfolio and the six month U.S. Treasury Bill since January 1, 1988 through December 31, 1997 appears in the lower left quarter of page 5 of the report. The following table depicts the substance of the chart and provides the following plots.

                         Growth of $10,000 Investment
                            Since January 1, 1998


                              Short-Term  Six Month U.S.
                              Portfolio   Treasury Bill
                              ----------  --------------
12/87                         $10,000     $10,000
12/88                          10,779      10,702
12/89                          11,794      11,641
12/90                          12,820      12,585
12/91                          13,839      13,366
12/92                          14,388      13,900
12/93                          14,937      14,352
12/94                          15,455      14,977
12/95                          16,524      15,872
12/96                          17,358      16,728
12/97                          18,287      17,638


                           Past Performance is Not
                      Predicative of Future Performance